Schedule of Mineral Property, Plant and Equipment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 1	$ 17,506
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 2	13,591
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 3	18,387
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 4	14,461
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 5	5,553
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 6	4,042
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 7	41,446
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 8	32,094
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 9	34,976
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 10	34,972
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 11	4,330
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 12	4,286
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 13	118
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 14	118
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 15	80,870
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 16	71,470
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 17	(7,332)
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 18	(6,338)
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 19	(7,416)
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 20	(6,167)
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 21	(1,630)
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 22	(1,260)
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 23	(16,378)
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 24	(13,765)
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 25	(135)
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 26	(103)
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 27	(16,513)
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 28	(13,868)
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 29	64,357
Mineral Property, Plant, Equipment, And Mine Development Schedule Of Mineral Property, Plant And Equipment 30	$ 57,602